Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue

2017
Deferred Revenue	$7,753,906
Less Deferred Costs & Expenses	(6,540,688)
Net Deferred Revenue	1,213,218
Less Current Portion	(761,194)
Total Long Term net Deferred Revenue	$452,024

Deferred net revenue on December 31, 2017	$1,213,218

Accumulated deficit on December 31, 2017	(35,554,994)

Accumulated deficit on January 1, 2018	(34,341,776)

Net loss on December 31, 2018	(5,391,889)

Less: Preferred stock - Series C dividend	(188,612)

Accumulated deficit on December 31, 2018	$(39,922,277)

Schedule of Adoption of New Accounting Pronouncements

The Company acknowledges that the required adoption of ASC Topic 606 could have a material effect on annual revenue or net income from continuing operations on an ongoing basis.

	For the Year ended December 31
					Topic 606	Topic 605
	Topic 606 2018	Topic 605 2018%		2017	Variance from 2017	Variance from 2017
Revenues
Total revenues	56,202,332	60,823,023	8.22%	54,458,845	1,743,487	6,364,178

Total costs of goods sold	43,139,895	48,356,388	12.09%	43,089,210	50,685	5,267,178

Gross profit	13,062,437	12,466,635	(4.56)%	11,369,635	1,692,802	1,097,000